Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Inventory

Inventory consisted of the following at September 30, 2017 and December 31, 2016:

	2017	2016
Finished goods – health supplements	$76,636	$46,570
Less: Inventory impairment allowance	-	-
Total	$76,636	$46,570
Inventory consisted of the following at December 31, 2016 and 2015:
	2016	2015
Finished goods – health supplements	$46,570	$201,159
Less: Inventory impairment allowance	-	-
Total	$46,570	$201,159